Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000246894
Shareholder Report [Line Items]
Fund Name	PlanRock Alternative Growth ETF
Trading Symbol	PRAE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PlanRock Alternative Growth ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.planrockfunds.com/literature-prospectus/. You can also request this information by contacting us at 1-800-677-6025.
Additional Information Phone Number	1-800-677-6025
Additional Information Website	https://www.planrockfunds.com/literature-prospectus/
Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,299,086
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	293.00%